Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.96%
Aerospace & Defense–1.35%
Lockheed Martin Corp.	116,100	$37,363,302
Air Freight & Logistics–1.58%
United Parcel Service, Inc., Class B	283,308	43,912,740
Apparel Retail–1.36%
Ross Stores, Inc.	339,372	37,768,710
Asset Management & Custody Banks–1.00%
Northern Trust Corp.	310,808	27,720,966
Biotechnology–0.93%
Amgen, Inc.	107,002	25,833,493
Cable & Satellite–2.20%
Comcast Corp., Class A	1,229,440	60,943,341
Communications Equipment–0.84%
Motorola Solutions, Inc.	139,677	23,402,881
Consumer Finance–1.27%
American Express Co.	301,729	35,079,014
Data Processing & Outsourced Services–3.86%
Fidelity National Information Services, Inc.	262,406	32,396,645
Visa, Inc., Class A	386,418	74,675,278
		107,071,923
Distillers & Vintners–0.58%
Constellation Brands, Inc., Class A	76,582	16,153,441
Diversified Banks–2.53%
JPMorgan Chase & Co.	545,735	70,219,722
Diversified Support Services–0.80%
Cintas Corp.	70,042	22,281,761
Electric Utilities–1.86%
American Electric Power Co., Inc.	212,082	17,159,554
NextEra Energy, Inc.	425,979	34,448,922
		51,608,476
Electrical Components & Equipment–0.61%
Rockwell Automation, Inc.	68,078	16,919,425
Environmental & Facilities Services–0.89%
Republic Services, Inc.	271,544	24,580,163
Financial Exchanges & Data–3.38%
CME Group, Inc., Class A	110,958	20,165,507
Intercontinental Exchange, Inc.	313,682	34,614,809
S&P Global, Inc.	122,332	38,779,244
		93,559,560
Footwear–1.49%
NIKE, Inc., Class B	309,345	41,325,399
Gas Utilities–0.88%
Atmos Energy Corp.	273,884	24,375,676
Shares		Value
General Merchandise Stores–1.72%
Dollar General Corp.	111,776	$21,752,727
Target Corp.	142,563	25,828,139
		47,580,866
Health Care Equipment–4.09%
Danaher Corp.	187,040	44,485,593
Medtronic PLC	291,173	32,416,290
Stryker Corp.	165,080	36,484,331
		113,386,214
Home Improvement Retail–2.61%
Home Depot, Inc. (The)	266,831	72,263,171
Household Products–2.78%
Procter & Gamble Co. (The)	368,423	47,235,513
Reckitt Benckiser Group PLC (United Kingdom)	351,975	29,891,405
		77,126,918
Hypermarkets & Super Centers–0.96%
Costco Wholesale Corp.	75,744	26,694,458
Industrial Conglomerates–1.24%
Honeywell International, Inc.	176,096	34,403,876
Industrial Gases–1.30%
Air Products and Chemicals, Inc.	134,754	35,946,977
Industrial Machinery–1.32%
Illinois Tool Works, Inc.	98,341	19,098,806
Otis Worldwide Corp.	270,728	17,502,565
		36,601,371
Industrial REITs–1.65%
Prologis, Inc.	443,986	45,819,355
Insurance Brokers–1.34%
Marsh & McLennan Cos., Inc.	336,765	37,013,841
Integrated Oil & Gas–1.14%
Chevron Corp.	369,192	31,455,158
Integrated Telecommunication Services–1.61%
Verizon Communications, Inc.	813,290	44,527,628
Interactive Media & Services–0.61%
Tencent Holdings Ltd., ADR (China)	190,456	17,009,625
IT Consulting & Other Services–2.38%
Accenture PLC, Class A	272,225	65,856,672
Life Sciences Tools & Services–3.62%
Lonza Group AG (Switzerland)	56,426	36,095,043
Thermo Fisher Scientific, Inc.	126,041	64,243,098
		100,338,141
Managed Health Care–2.66%
UnitedHealth Group, Inc.	220,720	73,627,778

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Movies & Entertainment–2.07%
Walt Disney Co. (The)	340,780	$57,308,973
Office REITs–0.90%
Alexandria Real Estate Equities, Inc.	150,067	25,077,696
Oil & Gas Refining & Marketing–0.65%
Valero Energy Corp.	320,160	18,066,629
Pharmaceuticals–4.45%
Eli Lilly and Co.	271,204	56,402,296
Merck & Co., Inc.	446,709	34,427,863
Zoetis, Inc.	210,317	32,441,397
		123,271,556
Property & Casualty Insurance–0.77%
Progressive Corp. (The)	246,155	21,462,254
Railroads–1.64%
Union Pacific Corp.	230,297	45,476,749
Regional Banks–1.43%
PNC Financial Services Group, Inc. (The)	277,014	39,757,049
Restaurants–1.44%
McDonald’s Corp.	191,738	39,850,826
Semiconductor Equipment–2.90%
Applied Materials, Inc.	451,380	43,639,418
ASML Holding N.V., New York Shares (Netherlands)	69,023	36,869,326
		80,508,744
Semiconductors–3.70%
QUALCOMM, Inc.	320,199	50,040,700
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	317,457	$52,599,450
		102,640,150
Soft Drinks–2.52%
Coca-Cola Co. (The)	652,237	31,405,211
PepsiCo, Inc.	281,412	38,432,437
		69,837,648
Specialized REITs–1.68%
American Tower Corp.	204,539	46,503,987
Systems Software–7.59%
Microsoft Corp.	906,512	210,274,524
Technology Hardware, Storage & Peripherals–8.78%
Apple, Inc.	1,843,140	243,220,754
Total Common Stocks & Other Equity Interests (Cost $1,718,215,830)		2,743,029,581
Money Market Funds–0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	9,466,453	9,466,453
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(b)(c)	6,757,044	6,759,747
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)	10,818,803	10,818,803
Total Money Market Funds (Cost $27,044,867)		27,045,003
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $1,745,260,697)		2,770,074,584
OTHER ASSETS LESS LIABILITIES—0.06%		1,731,764
NET ASSETS–100.00%		$2,771,806,348
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,904,471	$40,269,610	$(35,707,628)	$-	$-	$9,466,453	$301
Invesco Liquid Assets Portfolio, Institutional Class	3,501,382	28,764,007	(25,505,448)	224	(418)	6,759,747	697
Invesco Treasury Portfolio, Institutional Class	5,605,110	46,022,411	(40,808,718)	-	-	10,818,803	167
Total	$14,010,963	$115,056,028	$(102,021,794)	$224	$(418)	$27,045,003	$1,165

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,677,043,133	$65,986,448	$—	$2,743,029,581
Money Market Funds	27,045,003	—	—	27,045,003
Total Investments	$2,704,088,136	$65,986,448	$—	$2,770,074,584
NOTE 2—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Rising Dividends Fund to Invesco Rising Dividends Fund.
Invesco Rising Dividends Fund